Public Offering (Details) - $ / shares			9 Months Ended	12 Months Ended
	Nov. 28, 2016	Oct. 14, 2016	Sep. 30, 2017	Dec. 31, 2016
Public Offering
Period after the completion of the Business Combination for exercise of warrants (in days)		30 days
Period from closing of Public Offering for exercise of warrants (in months)		12 months
Expiration period of warrants after completion of the Business Combination		5 years
Redemption price per warrant		$ 0.01
Redemption notice period		30 days
Warrants redemption covenant, threshold trading days		20 days
Warrants redemption covenant, threshold consecutive trading days		30 days
Class A
Public Offering
Number of warrants required for conversion to one whole share		2
Exercise price		$ 11.50
Minimum price per share required for redemption of warrants		$ 24.00
IPO
Public Offering
Sale of units		310,000,000	30,000,000
Price of units (in dollars per unit)		$ 10.00	$ 10.00
Number of warrants included in each unit		1	1
IPO | Class A
Public Offering
Number of shares of common stock included in each unit		1	1
Number of shares called by each warrant		0.5	0.5
Over-Allotment Option
Public Offering
Sale of units	1,000,000
IPO and Over-Allotment Option
Public Offering
Sale of units		31,000,000		31,000,000